October 6, 2015

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:  Document Control - EDGAR

RE:	RiverSource Variable Account 10 (“Registrant”)

RiverSource RAVA 5 Advantage Variable Annuity

(Offered for contract applications signed on or after 4/29/2013)

RiverSource RAVA 5 Select Variable Annuity

(Offered for contract applications signed on or after 4/29/2013)

RiverSource RAVA 5 Access Variable Annuity

(Offered for contract applications signed on or after 4/29/2013)

File Nos. 333-186218/811-07355

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus supplement for the above-referenced variable annuities does not differ from that contained in Registrant’s Post-Effective Amendment No. 9 (Amendment). This Amendment was filed electronically on Sept. 25, 2015.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary